Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,127	$ 1,098	$ 1,105
Medical plans	1,772	1,676	1,545
401k match	298	291	319
Pension plan	1,224	907	864
Profit-sharing	58	0	0
Other	318	250	162
Total employee benefits	$ 4,797	$ 4,222	$ 3,995